GOING CONCERN (Details Narrative) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues		$ 745,165
Net income (loss)	(5,091)	25,385
Retained earnings (accumulated deficit)	$ (5,091)	$ 20,294